Intangible assets	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Intangible assets

22	Intangible assets

Accounting policy

Goodwill

Goodwill arising from business combinations is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree, and the fair value of the acquirer’s previously held equity interest in the acquiree (if any) over the net assets acquired. Goodwill is not amortized but is tested for impairment annually and whenever circumstances indicate that the carrying amount may not be recovered. Refer to note 31 for the Company’s impairment accounting policy and critical estimates and assumptions and judgments.

Rights to use natural resources

The significant costs incurred for the acquisition of legal rights to explore mining concessions and develop mineral properties are capitalized and are amortized as production costs when the associated projects start their commercial operation using the UoP method over their useful lives. Useful lives consider the period of extraction for both mineral reserves and mineral resources, which includes a portion of the Company’s inferred resources in the Company’s mining operations. The costs for the acquisition of legal rights attributed to mining projects are not depreciated until the project becomes operational and production activities start.

The costs incurred are impaired if the Company determines that the projects and their mineral rights associated have no future economic value. For purposes of impairment assessment, rights to use natural resources are allocated to Cash Generating Units (“CGUs”). Refer to note 31 for the Company’s impairment accounting policy.

Critical accounting estimates and judgments - Quantification of mineral reserves and resources for useful life calculation

The Company classifies proven and probable reserves, and measured, indicated and inferred resources based on the definitions of the Canadian Institute of Mining, Metallurgy and Petroleum (or CIM) Definition Standards for Mineral Resources and Mineral Reserves (or the 2014 CIM Definition Standards).

The useful life determination applied to the rights to use natural resources reflect the pattern in which the benefits are expected to be derived by the Company and is based on the estimated life of mine. Any changes to the life of mine, based on new information regarding estimates of mineral reserves and mineral resources and mining plan, may affect prospectively the life of mine and amortization rates.

The estimation process of mineral reserves and mineral resources is based on a technical evaluation, which includes geological, geophysics, engineering, environmental, legal and economic estimates and may have relevant impact on the economic viability of the mineral reserves and mineral resources. These estimates are reviewed periodically, and any changes are reflected in the expected life of mine. Management is confident based on testing, continuity of the ore bodies and conversion experience that a part of the inferred resources will be converted into measured and indicated resources, and if they are economically recoverable, and such inferred resources may also be classified as proven and probable mineral reserves. Where the Company can demonstrate the expected economic recovery with a high level of confidence, inferred resources are included in the amortization calculation.

However, the future conversion of inferred resources is inherently uncertain and involves estimates and assumptions and judgments that could have a material impact on the Company’s results of operations.

Schedule of reconciliation of changes in intangible assets

(a)	Changes in the year
				2021
	Goodwill	Rights to use natural resources	Other	Total
Balance at the beginning of the year
Cost	673,776	1,665,149	53,463	2,392,388
Accumulated amortization and impairment	(267,342)	(1,016,279)	(32,362)	(1,315,983)
Net balance at the beginning of the year	406,434	648,870	21,101	1,076,405
Reclassification (i)	-	31,851	-	31,851
Net balance at the beginning of the year - adjusted	406,434	680,721	21,101	1,108,256
Additions (ii)	-	-	21,821	21,821
Disposals	-	-	(9)	(9)
Amortization	-	(67,829)	(3,550)	(71,379)
Foreign exchange effects	(206)	(622)	(1,838)	(2,666)
Transfers – note 21	-	-	748	748
Balance at the end of the year	406,228	612,270	38,273	1,056,771
Cost	673,570	1,791,643	72,414	2,537,627
Accumulated amortization and impairment	(267,342)	(1,179,373)	(34,141)	(1,480,856)
Balance at the end of the year	406,228	612,270	38,273	1,056,771

Average annual depreciation rates %	-	UoP	-

				2020
	Goodwill	Rights to use natural resources	Other	Total
Balance at the beginning of the year
Cost	674,645	1,668,956	59,408	2,403,009
Accumulated amortization and impairment	-	(825,163)	(39,320)	(864,483)
Net balance at the beginning of the year	674,645	843,793	20,088	1,538,526
Disposals	-	-	(55)	(55)
Amortization	-	(60,936)	(2,842)	(63,778)
Impairment of non-current assets	(267,342)	(131,110)	-	(398,452)
Foreign exchange effects	(869)	(2,877)	(739)	(4,485)
Transfers – note 21	-	-	4,649	4,649
Balance at the beginning of the year	406,434	648,870	21,101	1,076,405
Cost	673,776	1,665,149	53,463	2,392,388
Accumulated amortization and impairment	(267,342)	(1,016,279)	(32,362)	(1,315,983)
Balance at the end of the year	406,434	648,870	21,101	1,076,405

Average annual depreciation rates %	-	UoP	-

(i)	The Company identified USD 31,851 of legal mining rights that were being classified as Mining projects within Property, Plant and Equipment, instead of as Rights to use natural resources within Intangible assets. Given the nature of this reclassification, only between Property, Plant and Equipment and Intangible assets, the Company made an out-of-period adjustment, to account for the correct classification of those legal mining rights as of December 31, 2021.
(ii)	The main addition is due to GSF recovered costs. In past years, Brazilian energy power plants were charged with increased costs related to the Generation Scaling Factor (GSF), which showed a generation deficit in relation to the total energy expected for the National Energy System calculated by the regulator. However, as the generation deficit was not due to hydrological risks, the generators should not have been charged with these increased costs since non-hydrological risks are not managed by them. The affected energy power plants include those of NEXA: Picada, Armador Aguiar I, Armador Aguiar II, Igarapava and Enercan.

Law No. 14.052 published on September 09, 2020 established new conditions for the renegotiation of hydrological risks, providing compensation to the energy power plants that were affected by the increased costs related to GSF, including the plants owned by NEXA, by extending their concession periods.

In 2021, the Brazilian Electric Energy Chamber (“CCEE”) finalized the necessary calculations for the extension of the concession period for the energy power plants that were affected by the increased costs related to GSF and after evaluating the amounts involved, NEXA agreed to accept the renegotiation agreement with the Brazilian Electricity Regulator Agency (“ANEEL”) and to waive any future judicial claim related to the increased GSF costs. This had an impact of USD 19,407 (Picada – 5 years of extended concession period: USD 4,592; Armador Aguiar I – 6 years and 2 months of extended concession period: USD 3,293; Igarapava – 2 years and 7 months of extended concession period: USD 2,565; and, Enercan – 3 years and 6 months of extended concession period: USD 8,957).

These amounts have been recognized as an Intangible asset against recovered energy costs (note 7) in the income statement within Cost of sales, and will be amortized using the straight-line method until the end of the extended concession period without any direct cash benefit in 2021.

As of December 31, 2021, the adhesion of Armador Aguiar II energy power plant was still pending and will be recognized once all the external and internal approvals are obtained during the following months.